S000090468 [Member] Annual Fund Operating Expenses - iShares GA Dynamic Equity Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
iShares GA Dynamic Equity Active ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.02%	[1],[3]
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.40%	[1]

[1]
As described in the “Management” section of the Fund’s prospectus beginning on page 21, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) advised by BFA or its affiliates through June 30, 2027. As described in the “Management” section of the Fund’s prospectus beginning on page 21, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds managed by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[3]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year restated to reflect current fees.